11. FINANCIAL INSTRUMENTS (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Details
Cash	$ 141,011	$ 121,745
Related Party Transaction, Due from (to) Related Party, Current	154,292	72,084
Sales tax receivables	9,986	4,213
Other receivables	10,897	13,559
Current liabilities	$ 125,315	$ 100,138